Income taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of differences between tax provision and Federal and Provincial statutory income taxes
The reasons for the differences are as follows:

Year ended December 31,	2019	2018
Income before income taxes	$39,991	$21,417
Tax rate	26.50%	27.00%
Expected expense	$10,598	$5,783
(Decrease) increase related to:
Impact of enacted future statutory income tax rates	(5,797)	—
Rate differential on equity earnings in affiliates and joint ventures	(859)	—
Other	(1,097)	313
Deferred income tax expense	$2,845	$6,096
Current income tax expense	13	—
Total income tax expense	$2,858	$6,096

Schedule of deferred tax assets and liabilities
The deferred tax assets and liabilities are summarized below:

	December 31, 2019	December 31, 2018
Deferred tax assets:
Non-capital and net capital loss carryforwards	$44,763	$24,478
Contract liabilities	—	572
Finance lease obligations	27,220	23,207
Stock-based compensation	3,393	3,545
Other	682	2,538
Subtotal	$76,058	$54,340
Less: valuation allowance	(881)	(1,035)
	$75,177	$53,305

Deferred tax liabilities:
Contract assets	$4,805	$3,711
Accounts receivable – holdbacks	924	96
Property, plant and equipment	106,104	84,927
Deferred financing costs	190	86
	$112,023	$88,820

Net deferred income tax liability	$36,846	$35,515
Classified as:

	December 31, 2019	December 31, 2018
Deferred tax asset	$15,655	$9,272
Deferred tax liability	(52,501)	(44,787)
	$(36,846)	$(35,515)

Schedule of non-capital losses for income tax purposes
At December 31, 2019, the Company has a deferred tax asset of $43,882 resulting from non-capital loss carryforwards of $185,614, which expire as follows:

December 31, 2019
2027	$279
2032	5,099
2033	5,893
2034	3,531
2036	3,127
2037	18,955
2038	86,189
2039	62,541
$185,614